SEGMENT INFORMATION - Summary of Segment Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues from external customers	$ 42,415	$ 18,241
Less:
Cost of revenues	31,575	19,941
Research and development expenses	40,354	60,328
Sales and marketing expenses	4,183	5,752
General and administrative expenses	13,109	14,889
Financial income, net	(385)	(6,637)
Taxes on income	119	129
Segment loss	46,540	76,161
Other segment disclosures:
Depreciation and amortization expenses	4,076	6,194
Share-based compensation expenses	11,850	15,866
Interest income	2,625	4,326
Expenditures for segment assets	3,210	$ 3,221
Assets:
Segment assets	$ 151,063		$ 132,049